Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Before Income Taxes
United States	$ 4,399	$ 3,815	$ 3,194
International	2,424	3,211	3,368
Income before income taxes	$ 6,823	$ 7,026	$ 6,562